Notes Payable (Details)																1 Months Ended	2 Months Ended		9 Months Ended		11 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 SGD ($)	Jun. 28, 2022 USD ($)	Jun. 28, 2022 SGD ($)	Apr. 27, 2021 USD ($)	Apr. 27, 2021 SGD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 SGD ($)	Oct. 31, 2020 SGD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 SGD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 SGD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 SGD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 SGD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)	Aug. 31, 2022	Oct. 31, 2020 SGD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 SGD ($)	Jul. 31, 2018 SGD ($)
Notes Payable (Details) [Line Items]
Bears interest rate per annum																$ 2
Recourse accounts receivable	$ 8,893,000	$ 11,985																							$ 5,527,000	$ 7,334
Recourse receivables purchase	1,805,000	$ 2,433
Loan																							$ 1,412,000		9,908,000
Lender [Member]
Notes Payable (Details) [Line Items]
Principal amount																3,711,000														$ 5,000
Lender [Member]
Notes Payable (Details) [Line Items]
Monthly instalments of loan payable											$ 104					$ 77,000							929,000	$ 1,250
Outstanding loan amount																							1,855,000	2,500	2,826,000	3,750
HSBC [Member]
Notes Payable (Details) [Line Items]
Aggregate credit limit	$ 5,819,000																						$ 5,819,000				$ 7,842
Net amount due																	$ 2,198,000	$ 3,000	$ 742,000	$ 1,000
Bears interest rate per annum	0.50%	0.50%
Total interest rate	5.50%																						5.50%				5.50%
Balance of overdraft facilities	$ 5,825,000																						$ 5,825,000				$ 7,849
Unutilized under the overdraft facility	$ 737,000																						$ 737,000				$ 993
Primech A&P [Member]
Notes Payable (Details) [Line Items]
Net amount due												$ 5,900,000	$ 8,000
Terms of agreement												$ 2,968,000																					$ 4,000
Discount charge based on SIBOR												3.00%																					3.00%
Revising discount charge based on Singapore Interbank Offered Rate																													3.00%
Reduced facility limit																					$ 4,452,000	$ 6,000
Primech A&P [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Bank’s cost funds rate	3.65%	3.65%
Primech A&P [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Bank’s cost funds total rate	6.65%																						6.65%				6.65%
Maint Kleen [Member]
Notes Payable (Details) [Line Items]
Terms of agreement																															$ 1,336,000	$ 1,800
Discount charge based on SIBOR																															3.00%	3.00%
Revising discount charge based on Singapore Interbank Offered Rate																													3.00%
Bank’s cost funds rate	3.65%	3.65%
Bank’s cost funds total rate	6.65%																						6.65%				6.65%
CSG Industries Pte Ltd [Member]
Notes Payable (Details) [Line Items]
Interest acquired									80.00%	80.00%
Loan paid														$ 346,000	$ 468
Bear interest rate	0.75%																						0.75%				0.75%
Instalments									$ 3,000	$ 4
Aggregate credit limit									$ 384,000	$ 530
Loan outstanding	$ 61,000																						$ 61,000		$ 94,000		$ 82	$ 125
CSG Industries Pte Ltd [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Total interest rate									6.86%	6.86%
Repayments									$ 32,000	$ 43
CSG Industries Pte Ltd [Member] | Minimum [Member] | Commercial Financing Rate [Member]
Notes Payable (Details) [Line Items]
Bear interest rate	6.11%																						6.11%				6.11%
CSG Industries Pte Ltd [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Total interest rate									7.05%	7.05%
Repayments									$ 38,000	$ 52
CSG Industries Pte Ltd [Member] | Maximum [Member] | Commercial Financing Rate [Member]
Notes Payable (Details) [Line Items]
Bear interest rate																									6.30%			6.30%
Bridge Loan [Member]
Notes Payable (Details) [Line Items]
Tangible net	$ 7,000,000																						$ 7,000,000				$ 10,000,000
One Term Loan Facility [Member] | HSBC [Member]
Notes Payable (Details) [Line Items]
Net amount due	606,000	$ 817																							$ 879,000	1,167
Bears interest rate per annum					6.69%	6.69%
Loan paid		350																					260,000
Instalments					$ 20,000	$ 29
Repayments																									976,000	1,400
Term loan facility					$ 976,000	$ 1,400
Bears interest at the rate					3.00%	3.00%
Repayments of Lines of Credit																									170,000	$ 233
Two Term Loan Facility [Member] | HSBC [Member]
Notes Payable (Details) [Line Items]
Net amount due	$ 170,000	$ 229
Bears interest rate per annum	6.69%	6.69%
Loan paid	$ 242,000	$ 330	$ 242,000	$ 330
Instalments	7,000	9
Repayments	$ 75,000	$ 101
Term loan facility			$ 293,000	$ 400
Bears interest at the rate			3.00%	3.00%
Two Office Units [Member]
Notes Payable (Details) [Line Items]
Bears interest rate per annum	4.98%	4.98%
Loan paid																							157,000	$ 211
Loan outstanding	$ 4,482,000																						$ 4,482,000		$ 4,707,000		$ 6,039	$ 6,247
Acquisition amount							$ 6,705,000	$ 9,035
Cash consideration							1,692,000	2,280
Loan								$ 6,755
Two Office Units [Member] | HSBC [Member]
Notes Payable (Details) [Line Items]
Loan							$ 5,013,000
Two Office Units [Member] | Primech A&P [Member]
Notes Payable (Details) [Line Items]
Interest rate, percentage							1.30%	1.30%
SORA [Member] | One Term Loan Facility [Member] | HSBC [Member]
Notes Payable (Details) [Line Items]
Average rate percentage					3.69%	3.69%
SORA [Member] | Two Term Loan Facility [Member] | HSBC [Member]
Notes Payable (Details) [Line Items]
Average rate percentage			3.69%	3.69%
SORA [Member] | Two Office Units [Member]
Notes Payable (Details) [Line Items]
Average rate percentage	3.68%																						3.68%				3.68%